Nationwide Life Insurance Company:
o        Nationwide Variable Account-7


                  Prospectus supplement dated August 10, 2005 to
                          Prospectus dated May 1, 2005
--------------------------------------------------------------------------------
THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.
--------------------------------------------------------------------------------

1. Effective August 1, 2005, the STI Classic Variable Trust - Growth and Income Fund changed its name. All references in your prospectus to the STI Classic Variable Trust - Growth and Income Fund shall mean STI Classic Variable Trust - Large Cap Relative Value Fund.


2. Effective August 1, 2005 the STI Classic Variable Trust - Value Income Stock Fund changed its name. All references in your prospectus to the STI Classic Variable Trust - Value Income Stock Fund shall mean STI Classic Variable Trust - Large Cap Value Equity Fund.